Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,828,800.00
Total Fee Amount	252.56
Total Offset Amount	0.00
Net Fee	$ 252.56
Offering Table N/A
Offset Table N/A	N/A